CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
Revenues
Brokerage commission and handling charge income	$ 6,044,746	$ 778,190	$ 3,944,779	$ 4,007,642
Interest income	6,666,864	858,280	5,536,422	3,214,327
Other income	878,515	113,098	527,217	392,058
Total revenues	13,590,125	1,749,568	10,008,418	7,614,027
Costs
Brokerage commission and handling charge expenses	(341,238)	(43,930)	(249,567)	(329,789)
Interest expenses	(1,617,450)	(208,228)	(910,759)	(292,503)
Processing and servicing costs	(486,783)	(62,668)	(375,904)	(373,840)
Total costs	(2,445,471)	(314,826)	(1,536,230)	(996,132)
Total gross profit	11,144,654	1,434,742	8,472,188	6,617,895
Operating expenses
Research and development expenses	(1,493,620)	(192,286)	(1,440,893)	(1,222,077)
Selling and marketing expenses	(1,409,313)	(181,432)	(710,348)	(895,772)
General and administrative expenses	(1,620,017)	(208,558)	(1,313,464)	(931,144)
Total operating expenses	(4,522,950)	(582,276)	(3,464,705)	(3,048,993)
Income from Operations	6,621,704	852,466	5,007,483	3,568,902
Others, net	(86,372)	(11,119)	33,442	(210,295)
Income before income tax expenses and share of loss from equity method investments	6,535,332	841,347	5,040,925	3,358,607
Income tax expenses	(998,342)	(128,525)	(748,479)	(413,962)
Share of loss from equity method investments	(103,934)	(13,380)	(13,497)	(17,752)
Net income	5,433,056	699,442	4,278,949	2,926,893
Attributable to:
Ordinary shareholders of the Company	5,443,094	700,734	4,281,474	2,926,944
Non-controlling interest	(10,038)	(1,292)	(2,525)	(51)
Net income	5,433,056	699,442	4,278,949	2,926,893
Other comprehensive loss, net of tax
Foreign currency translation adjustment | $				(123,840)
Foreign currency translation adjustment	(200,220)	(25,776)	(1,587)	(123,822)
Total comprehensive income	5,232,836	673,666	4,277,362	2,803,053
Attributable to:
Ordinary shareholders of the Company	5,242,611	674,924	4,279,887	2,803,086
Non-controlling interest	(9,775)	(1,258)	(2,525)	(33)
Total comprehensive income	$ 5,232,836	$ 673,666	$ 4,277,362	$ 2,803,053
Net income per share attributable to ordinary shareholders of the Company
Basic | (per share)	$ 4.93	$ 0.63	$ 3.88	$ 2.57
Diluted | (per share)	$ 4.86	$ 0.63	$ 3.82	$ 2.54
Weighted average number of ordinary shares used in computing net income per share
Basic	1,104,199,740	1,104,199,740	1,104,899,411	1,139,377,763
Diluted	1,120,478,183	1,120,478,183	1,119,653,571	1,151,021,697
ADS
Net income per share attributable to ordinary shareholders of the Company
Basic | (per share)	$ 39.44	$ 5.08	$ 31	$ 20.55
Diluted | (per share)	$ 38.88	$ 5.01	$ 30.59	$ 20.34